Principal Accounting Policies (Impairment of Long-Lived Assets and Intangible Assets) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Impairment losses of other long-term assets	$ 424,000	2,631,000	0	15,041,000
Remaining basis in the written-off assets		0